YELLOWHEAD ACQUISITION	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
YELLOWHEAD ACQUISITION [Text Block]

14. YELLOWHEAD ACQUISITION

On February 15, 2019, the Company closed an agreement to acquire all of the outstanding common shares of Yellowhead Mining Inc. ("Yellowhead") that it did not already own, in exchange for approximately 17.3 million Taseko common shares.

The total purchase consideration was calculated as follows:

Fair value of common shares issued (17,300,385 shares at $0.73 per share)	12,629
Fair value of previously held investment in Yellowhead	3,365
Acquisition related legal and other costs	272
16,266

Prior to the acquisition, the Company held a 21% equity interest in Yellowhead. This investment was previously accounted for as a FVOCI financial asset and was remeasured to its fair value of $3,365 based on the trading price of its common shares on the acquisition date.

The acquisition of Yellowhead has been accounted for as an asset acquisition and accordingly, the purchase consideration has been allocated to the assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.

The following sets forth the allocation of the purchase price:

Cash and cash equivalents	187
Accounts receivable and other assets	14
Reclamation deposits	85
Property, plant and equipment	16,240
Accounts payable and other liabilities	(260)
16,266

Yellowhead had cumulative tax pools of approximately $57,000 comprised of non-capital losses and resource deductions at the date of acquisition.  A full valuation allowance was provided against the deferred tax assets arising from these tax pools due to uncertainty over the timing of their potential utilization at the time of acquisition.

Prior to January 2020, Yellowhead was in the evaluation phase and project related expenditures were expensed.  In January 2020, the Company announced the results of its own technical studies on Yellowhead and filed a new NI 43-101 technical report and the project entered the development phase for accounting purposes. All costs since January 1, 2020 are being captitalized as mineral property, plant and equipment (Note 15).